Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 229,999,969.54
Previously Paid Amount	0.00
Total Fee Amount	31,763.00
Total Offset Amount	0.00
Net Fee	31,763.00
Narrative - Max Aggregate Offering Price	$ 229,999,969.54
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true